Annual Fund Operating Expenses - BNY Mellon Short Term Municipal Bond Fund	Mar. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 01, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.21%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.64%
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.10%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.19%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.49%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.39%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.39%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .39%. On or after August 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.